LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic loss per share
Net loss available to the company’s common shareholders	$ (10,121,775)	$ (10,223,130)	$ (24,298,114)
Weighted average shares outstanding - Basic (in shares)	10,422,765	5,862,647	5,510,076
Loss per share - Basic (in dollars per share)	$ (0.97)	$ (1.74)	$ (4.41)
Diluted loss per share
Net loss available to the company’s common shareholders	$ (10,121,775)	$ (10,223,130)	$ (24,298,114)
Weighted average shares outstanding - Basic (in shares)	10,422,765	5,862,647	5,510,076
Options and warrants (in shares)	6,186	33,887	87,093
Weighted shares outstanding - Diluted (in shares)	10,428,951	5,896,534	5,597,169
Loss per share - Diluted (in dollars per share)	$ (0.97)	$ (1.73)	$ (4.34)